UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07660

Name of Fund: The Massachusetts Health & Education Tax-Exempt Trust (MHE)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The Massachusetts Health & Education Tax-Exempt Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2012

Date of reporting period: 05/31/2012

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2012 (Unaudited)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 139.7%
Corporate — 0.3%
Massachusetts Development Finance Agency, RB, Ogden Haverhill Project, Series A, AMT, 6.70%, 12/01/14	$95	$95,926
Education — 80.0%
Massachusetts Development Finance Agency, RB:
Boston University, Series T-1 (AMBAC), 5.00%, 10/01/39	1,000	1,033,390
College Issue, Series B (Syncora), 5.25%, 7/01/33	860	875,927
College of Pharmacy & Allied Health, Series D (AGC), 5.00%, 7/01/27	500	529,605
Foxborough Regional Charter School, Series A, 7.00%, 7/01/42	250	287,018
Mount Holyoke College, Series B, 5.00%, 7/01/41	500	549,740
Smith College, 5.00%, 7/01/35	2,000	2,188,560
WGBH Educational Foundation, Series A (AMBAC), 5.75%, 1/01/42	650	821,008
Massachusetts Development Finance Agency, Refunding RB:
Boston University, Series P, 5.45%, 5/15/59	1,500	1,717,035
Clark University (Syncora), 5.13%, 10/01/35	500	522,925
Harvard University, Series B-1, 5.00%, 10/15/40	350	403,151
Trustees of Deerfield Academy, 5.00%, 10/01/40	1,675	1,922,984
Wheelock College, Series C, 5.25%, 10/01/37	1,000	1,024,670
Williston Northampton School Project (Syncora), 5.00%, 10/01/25	500	519,275
Worcester Polytechnic Institute (NPFGC), 5.00%, 9/01/27	1,985	2,156,325
Massachusetts Health & Educational Facilities Authority, Wheaton College, Series D, 6.00%, 1/01/18	755	755,634
Massachusetts Health & Educational Facilities Authority, RB:
Harvard University, 5.13%, 7/15/12 (a)	155	155,938

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Education (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Harvard University, Series B, 5.00%, 10/01/38	$400	$459,752
Harvard University, Series FF 5.13%, 7/15/37	695	698,433
Northeastern University, Series R, 5.00%, 10/01/33	225	244,013
Northeastern University, Series T-2, 5.00%, 10/01/32	500	570,130
Springfield College, 5.63%, 10/15/40	500	524,695
Tufts University, 5.38%, 8/15/38	1,000	1,190,920
University of Massachusetts, Series C (NPFGC), 5.13%, 10/01/12 (a)	230	233,788
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Berklee College of Music, Series A, 5.00%, 10/01/37	1,000	1,056,890
Boston College, Series N, 5.13%, 6/01/37	1,000	1,032,650
Harvard University, Series A, 5.50%, 11/15/36	100	120,224
Tufts University, Series M, 5.50%, 2/15/27	1,000	1,315,770
Wellesley College, 5.00%, 7/01/33	1,500	1,554,870
Massachusetts State College Building Authority, RB, Series A (AMBAC), 5.00%, 5/01/16 (a)	1,000	1,168,800
Massachusetts State College Building Authority, Refunding RB, Series B (Syncora), 5.50%, 5/01/39	825	1,090,378
		26,724,498
Health — 41.2%
Massachusetts Development Finance Agency, RB:
First Mortgage, Edgecombe Project, Series A, 6.75%, 7/01/21	795	812,299
First Mortgage, Overlook Communities, Series A, 6.13%, 7/01/12 (a)	850	871,156
Partners Healthcare, Series L, 5.00%, 7/01/36	1,000	1,105,170
Seven Hills Foundation & Affiliates (Radian), 5.00%, 9/01/35	240	225,840
Massachusetts Development Finance Agency, Refunding RB, Carleton- Willard Village, 5.63%, 12/01/30	500	539,760

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2012	1

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Health (concluded)
Massachusetts Health & Educational Facilities Authority, RB:
Baystate Medical Center, Series F, 5.75%, 7/01/33	$1,000	$1,001,280
Berkshire Health System, Series E, 6.25%, 10/01/31	350	354,085
Berkshire Health System, Series F (AGC), 5.00%, 10/01/19	1,000	1,079,450
Cape Cod Healthcare Obligor (AGC), 5.00%, 11/15/31	1,000	1,076,590
Children’s Hospital, Series M, 5.25%, 12/01/39	600	660,426
Children’s Hospital, Series M, 5.50%, 12/01/39	500	559,865
Lahey Clinic Medical Center, Series D, 5.25%, 8/15/37	1,000	1,050,960
Milford-Whitinsville Hospital, Series D, 6.35%, 7/15/12 (a)	750	763,148
Southcoast Health Obligation, Series D, 5.00%, 7/01/39	500	523,335
Winchester Hospital, 5.25%, 7/01/38	1,000	1,044,800
Massachusetts Health & Educational Facilities Authority, Refunding RB:
Caregroup, Series E-1, 5.00%, 7/01/28	500	530,070
Healthcare System, Covenant, 6.00%, 7/01/22	630	637,440
Healthcare System, Covenant, 6.00%, 7/01/31	315	320,783
Massachusetts Industrial Finance Agency, RB, Age Institute of Massachusetts Project, 8.05%, 11/01/25	630	631,021
		13,787,478
Housing — 9.0%
Massachusetts HFA, HRB, Series B, AMT, 5.50%, 6/01/41	495	525,556
Massachusetts HFA, Refunding HRB, Series F, AMT, 5.70%, 6/01/40	940	999,700
Massachusetts HFA, Refunding RB, AMT:
Series 132, 5.38%, 12/01/27	400	425,076
Series C, 5.35%, 12/01/42	1,000	1,068,840
		3,019,172
State — 9.2%
Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.25%, 7/01/29	730	949,423
Massachusetts Development Finance Agency, ERB, Middlesex School Project, 5.00%, 9/01/33	400	406,664
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	1,000	1,147,560

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
State (concluded)
Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	$500	$562,251
		3,065,898
Total Municipal Bonds in Massachusetts		46,692,972

Puerto Rico — 5.8%
State — 5.0%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	1,000	1,109,360
Puerto Rico Sales Tax Financing Corp., Refunding RB, 6.00%, 8/01/39	510	581,961
		1,691,321
Utilities — 0.8%
Puerto Rico Electric Power Authority, RB, Series WW, 5.50%, 7/01/38	250	263,030
Total Municipal Bonds in Puerto Rico		1,954,351

Total Municipal Bonds – 145.5%		48,647,323

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

Massachusetts — 10.1%
State — 10.1%
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	1,000	1,135,190
Massachusetts School Building Authority, Sales Tax RB, Series A (AGM), 5.00%, 8/15/30	2,010	2,222,252
		3,357,442

Puerto Rico — 1.1%
State — 1.1%
Puerto Rico Sales Tax Financing Corp., Sales Tax Refunding RB, Series C, 5.25%, 8/01/40	340	376,176
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 11.2%		3,733,618
Total Long-Term Investments (Cost – $48,367,041) – 156.7%		52,380,941

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2012	2

Schedule of Investments (continued)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)
(Percentages shown are based on Net Assets)

Short-Term Securities	Par (000)	Value
Massachusetts — 2.7%
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Baystate Medical Center, Series J-2 (JPMorgan Chase Bank LOC), 0.17%, 6/01/12 (c)	$300	$300,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Partners Healthcare System, Series D, 0.14%, 6/01/12 (c)	600	600,000
		900,000
	Shares
Money Market Fund — 0.0%
BIF Massachusetts Municipal Money Fund, 0.00% (d)(e)	18,688	18,688
Total Short-Term Securities (Cost – $918,688) – 2.7%		918,688
Total Investments (Cost - $49,285,729*) – 159.4%		53,299,629
Other Assets Less Liabilities – 1.9%		636,673
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (6.0)%		(2,010,606)
VRDP Shares, at Liquidation Value – (55.3)%		(18,500,000)
Net Assets Applicable to Common Shares – 100.0%		$33,425,696

*	As of May 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$47,260,749

Gross unrealized appreciation	$4,046,804
Gross unrealized depreciation	(17,519)
Net unrealized appreciation	$4,029,285

(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2011	Net Activity	Shares Held at May 31, 2012	Income

BIF Massachusetts Municipal Money Fund	818,003	(799,315)	18,688	$4

(e)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ERB	Education Revenue Bonds
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
Radian	Radian Financial Guaranty
RB	Revenue Bonds
Syncora	Syncora Guarantee
VRDN	Variable Rate Demand Notes

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2012	3

Schedule of Investments (concluded)	The Massachusetts Health & Education Tax-Exempt Trust (MHE)

•

For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of May 31, 2012 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$52,380,941	—	$52,380,941
Short-Term Securities	$18,688	900,000	—	918,688
Total	$18,688	$53,280,941	—	$53,299,629

[1]	See above Schedule of Investments for values in each sector.

Certain of the Trust’s assets and liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of May 31, 2012, such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$44,000	—	—	$44,000
Liabilities:
Bank Overdraft	(1,676)	—	—	(1,676)
TOB trust certificates	—	$(2,009,595)	—	(2,009,595)
VRDP shares	—	(18,500,000)	—	(18,500,000)
Total	$42,324	$(20,509,595)	—	$(20,467,271)

There were no transfers between levels during the period ended May 31, 2012.

THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST	MAY 31, 2012	4

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Massachusetts Health & Education Tax-Exempt Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The Massachusetts Health & Education Tax-Exempt Trust

Date: July 25, 2012